SCHEDULE I - SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	$ 92,729
Amount at which shown in the Balance Sheet	95,618
United States government, government agencies and authorities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	5,966
Fair value	6,315
Amount at which shown in the Balance Sheet	6,315
States, municipalities and political subdivisions
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	13,634
Fair value	14,241
Amount at which shown in the Balance Sheet	14,241
Foreign government
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	1,866
Fair value	2,081
Amount at which shown in the Balance Sheet	2,081
Public utilities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	7,175
Fair value	7,855
Amount at which shown in the Balance Sheet	7,855
Convertibles and bonds with warrants attached
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	696
Fair value	551
Amount at which shown in the Balance Sheet	551
All other corporate bonds
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	33,346
Fair value	35,175
Amount at which shown in the Balance Sheet	35,175
Asset-backed securities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	4,180
Fair value	3,966
Amount at which shown in the Balance Sheet	3,966
Residential mortgage-backed securities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	4,532
Fair value	4,121
Amount at which shown in the Balance Sheet	4,121
Commercial mortgage-backed securities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	1,962
Fair value	1,784
Amount at which shown in the Balance Sheet	1,784
Redeemable preferred stock
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	22
Fair value	24
Amount at which shown in the Balance Sheet	24
Fixed income securities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	73,379
Fair value	76,113
Amount at which shown in the Balance Sheet	76,113
Common stocks: public utilities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	82
Fair value	92
Amount at which shown in the Balance Sheet	92
Banks, trust and insurance companies
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	380
Fair value	360
Amount at which shown in the Balance Sheet	360
Industrial, miscellaneous and all other
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	3,654
Fair value	3,809
Amount at which shown in the Balance Sheet	3,809
Non-redeemable preferred stock
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	87
Fair value	102
Amount at which shown in the Balance Sheet	102
Equity securities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	4,203
Fair value	4,363
Amount at which shown in the Balance Sheet	4,363
Mortgage loans on real estate
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	7,139
Fair value	7,350
Amount at which shown in the Balance Sheet	7,139
Real estate acquired in satisfaction of debt
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	77
Amount at which shown in the Balance Sheet	77
Policy loans
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	1,151
Amount at which shown in the Balance Sheet	1,151
Derivative instruments
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	173
Fair value	168
Amount at which shown in the Balance Sheet	168
Limited partnership interests
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	4,697
Amount at which shown in the Balance Sheet	4,697
Other long-term investments
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	619
Amount at which shown in the Balance Sheet	619
Short-term investments
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	1,291
Fair value	1,291
Amount at which shown in the Balance Sheet	$ 1,291